Accrued Compensation and Related Expenses (Tables)	12 Months Ended
Mar. 31, 2015
Employee-related Liabilities [Abstract]
Schedule Of Employee Related Liabilities
Accrued compensation and related expenses consist of the following:

	March 31,
	2015	2014
Accrued salary and wages	$161,241	$80,328
Accrued paid time off	159,992	155,166
Accrued board of director fees	401,532	214,553
Other accrued obligations	2,947	4,241
	$725,712	$454,288